S000045902 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	16.18%	13.54%	13.51%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.82%	9.85%	10.86%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.55%	10.37%	10.70%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	16.42%	13.76%	13.73%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	11.92%	12.63%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.05%	12.41%	12.65%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	16.41%	13.71%	13.69%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	16.37%	13.73%	13.71%